Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Offsetting Assets
Information about financial instruments that are eligible for offset in the consolidated balance sheet as of December 31, 2015 and December 31, 2014 is presented in the following tables:

		Gross	Net Amounts	Gross Amounts
		Amounts	of Assets	Not Offset in the
	Gross	Offset in	Presented	Consolidated Balance Sheets
	Amounts	the	in the
	of	Consolidated	Consolidated		Cash
	Recognized	Balance	Balance	Financial	Collateral	Net
(in thousands)	Assets	Sheets	Sheets	Instruments	Received	Amount
Derivative assets:
December 31, 2015	$1,219	$—	$1,219	$—	$—	$1,219
Interest rate swap agreements
December 31, 2014
Interest rate swap agreements	913	—	913	197	—	716

Offsetting Liabilities

		Gross	Net Amounts	Gross Amounts
		Amounts	of Liabilities	Not Offset in the
	Gross	Offset in	Presented	Consolidated Balance Sheets
	Amounts	the	in the
	of	Consolidated	Consolidated		Cash
	Recognized	Balance	Balance	Financial	Collateral	Net
(in thousands)	Liabilities	Sheets	Sheets	Instruments	Pledged	Amount
Derivative liabilities:
December 31, 2015	$1,219	$—	$1,219	$—	$1,219	$—
Interest rate swap agreements
December 31, 2014
Interest rate swap agreements	913	—	913	197	566	150